Loss Per Share - Securities and Convertible Notes (Details) - Draft Kings Inc - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	157,290	114,299	63,642
Fair value of this embedded compound derivative	$ 3.31
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	515	2,422	2,080
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	135,823	111,877	61,562
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	20,952